GOLDMAN SACHS TRUST

Goldman Sachs U.S. Equity Fund

Class A Shares, Class C Shares, Institutional Shares, Class IR Shares and Class R Shares of the Goldman Sachs U.S. Equity Fund

(the “Fund”)

Supplement dated February 12, 2015 to the

Prospectus and Summary Prospectus, each dated December 29, 2014 (the “Prospectuses”)

IMPORTANT NOTICE REGARDING CHANGE IN PRINCIPAL INVESTMENT STRATEGY

At a meeting held on February 11-12, 2015, the Board of Trustees of the Goldman Sachs Trust approved a change in the Fund’s name and principal strategy. These changes will take effect on April 30, 2015.

The Fund’s name will change to the “Goldman Sachs Dynamic U.S. Equity Fund.”

The Fund will continue to invest, under normal circumstances, at least 80% of its net assets in a diversified portfolio of U.S. equity securities. However, the Fund’s new principal strategy seeks to add value through expanding the types of equity securities in which the Fund may invest. Under the Fund’s new principal strategy, the Fund may invest in securities of companies of any investment style (e.g., “growth”, “value”, or “core”) and of any market capitalization. Additionally, the Fund intends to take advantage of its flexibility to invest up to 20% of its net assets in equity securities of non-U.S. issuers.

Accordingly, after the close of business on April 30, 2015, the Fund’s Prospectuses are revised as follows:

All references in the Prospectuses to the “Goldman Sachs U.S. Equity Fund” are replaced with “Goldman Sachs Dynamic U.S. Equity Fund.”

The following replaces in its entirety the “Goldman Sachs U.S. Equity Fund—Summary—Principal Strategy” in the Prospectus and “Principal Strategy” in the Summary Prospectus:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in U.S. issuers. The Fund may invest in securities of companies of any capitalization. The Fund may also invest up to 20% of its Net Assets in foreign securities.

The Fund’s portfolio managers combine ideas from the Goldman Sachs Asset Management Growth and Value Teams to provide broad U.S. equity market exposure using securities of companies of any investment style. The Goldman Sachs Asset Management Growth Team uses fundamental research to find strong business franchises with favorable long-term growth prospects and excellent management. Investment criteria include dominant market share, positive free cash flow, enduring competitive advantages and sustainable growth. The process also includes a valuation component. The Goldman Sachs Asset Management Value Team’s philosophy is based on the belief that all successful investing should thoughtfully weigh two important attributes of a stock: price and prospects. The team uses a strong valuation discipline to purchase well-positioned, cash-generating businesses run by shareholder-oriented management teams.

The Fund’s equity investment process involves: (1) using multiple industry-specific valuation metrics to identify real economic value and company potential in stocks, screened by valuation, profitability and business characteristics; (2) conducting in-depth company research and assessing overall business quality; and (3) buying those securities that a sector portfolio manager recommends, taking into account feedback from the rest of the portfolio management team. The Investment Adviser may decide to sell a position for various reasons, including valuation and price considerations, readjustment of the Investment Adviser’s outlook based on subsequent events, the Investment Adviser’s ongoing assessment of the quality and effectiveness of management, if new investment ideas offer the potential for better risk/reward profiles than existing holdings, or for risk management purposes. In addition, the Investment Adviser may sell a position in order to meet shareholder redemptions.

The Fund may also, but does not currently intend to, invest in fixed income securities, including government, corporate and bank debt obligations.

The Fund’s benchmark index is the S&P 500® Index.

The following replaces “Investment Style Risk” in the section “Goldman Sachs U.S. Equity Fund—Summary—Principal Risks of the Fund” in the Prospectus and “Principal Risks of the Fund” in the Summary Prospectus:

Investment Style Risk.  Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

The following are added in the section “Goldman Sachs U.S. Equity Fund—Summary—Principal Risks of the Fund” in the Prospectus and “Principal Risks of the Fund” in the Summary Prospectus:

Foreign Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Mid-Cap and Small-Cap Risk.  Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

The following replaces in its entirety the first paragraph under “Goldman Sachs U.S. Equity Fund—Summary—Performance” in the Prospectus and “Performance” in the Summary Prospectus:

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Class IR and Class R Shares compare to those of a broad-based securities market index. Through April 30, 2015, the Fund had been known as the Goldman Sachs U.S. Equity Fund, and certain of its strategies differed. Performance information set forth below reflects the Fund’s former strategies prior to that date. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The following replaces in its entirety the “Investment Management Approach—Principal Investment Strategies—U.S. Equity Fund” in the Prospectus:

The Fund invests, under normal circumstances, at least 80% of its Net Assets in a diversified portfolio of equity investments in U.S. issuers. The Fund may invest in securities of companies of any capitalization. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity investments that are considered by the Investment Adviser to be high-quality companies that have compelling prospects and attractive valuations. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 20% of its Net Assets in foreign securities, including securities quoted in foreign currencies. To the extent required by SEC regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its Net Assets in the particular type of investment suggested by its name.

The Fund may also, but does not currently intend to, invest in fixed income securities, such as government, corporate and bank debt obligations.

The Fund’s benchmark is the S&P 500® Index. The S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The following replaces in its entirety the “Risks of the Funds” chart with respect to the Fund in the Prospectus:

✓	Principal Risk
•	Additional Risk

U.S. Equity Fund

Credit/Default	•

Derivatives	•

Emerging Countries

Foreign	✓

Geographic	•

Initial Public Offering (“IPO”)	•

Interest Rate	•

Investment Style	✓

Large Shareholder Transactions	✓

Liquidity	•

Management	•

Market	✓

Master Limited Partnerships	•

Mid-Cap and Small-Cap	✓

NAV	•

Non-Diversification

Non-Investment Grade Fixed Income Securities

Pre-IPO Investments

Stock	✓

U.S. Government Securities	•

This supplement should be retained with your Prospectus and Summary Prospectus for future reference.

USEQNAMSTK 02-15